Financial instruments - Loan liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Loans, excluding accrued interest	€ 276,403	€ 287,556
Fair value disclosed
Borrowings
Loans, excluding accrued interest	249,568	253,245
Germany 0.8 - 2%
Borrowings
Loans, excluding accrued interest	€ 202,544	€ 186,345
Germany 0.8 - 2% | Minimum
Borrowings
Nominal interest rate	0.80%	0.80%
Germany 0.8 - 2% | Maximum
Borrowings
Nominal interest rate	2.00%	2.00%
Germany 0.8 - 2% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 178,535	€ 159,691
Germany 6M Euribor + 1.1%
Borrowings
Variable interest rate basis	6M Euribor	6M Euribor
Adjustment to variable interest rate	1.10%	1.10%
Loans, excluding accrued interest	€ 14,500	€ 14,490
Germany 6M Euribor + 1.1% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 14,171	€ 14,095
Germany 1.60%
Borrowings
Nominal interest rate	1.60%	1.60%
Loans, excluding accrued interest	€ 42,193	€ 58,608
Germany 1.60% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 40,855	€ 54,195
Germany 1.20%
Borrowings
Nominal interest rate	1.20%	1.20%
Loans, excluding accrued interest	€ 3,495	€ 4,571
Germany 1.20% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 3,304	€ 4,243
Germany 1.40%
Borrowings
Nominal interest rate	1.40%	1.40%
Loans, excluding accrued interest	€ 13,366	€ 15,912
Germany 1.40% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 12,399	€ 14,442
Italy 1.30%
Borrowings
Nominal interest rate	1.30%	1.30%
Loans, excluding accrued interest	€ 117	€ 243
Italy 1.30% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 114	€ 236
Italy 4.5%
Borrowings
Nominal interest rate	4.50%	4.50%
Loans, excluding accrued interest	€ 188	€ 314
Italy 4.5% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 190	315
France 0.00% - 0.55%
Borrowings
Loans, excluding accrued interest		€ 7,075
France 0.00% - 0.55% | Minimum
Borrowings
Nominal interest rate		0.00%
France 0.00% - 0.55% | Maximum
Borrowings
Nominal interest rate		0.55%
France 0.00% - 0.55% | Fair value disclosed
Borrowings
Loans, excluding accrued interest		€ 6,029